Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000022323
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$47	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 589,346,081
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,346,081
Number of Portfolio Holdings	80
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.0%
Consumer Discretionary	20.5%
Industrials	20.0%
Financials	12.3%
Health Care	11.6%
Communication Services	6.4%
Energy	2.7%
Consumer Staples	2.3%
Utilities	1.6%
Materials	0.6%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.3%
Axon Enterprise, Inc.	2.8%
Cencora, Inc.	2.5%
ROBLOX Corp. Class A	2.5%
Cloudflare, Inc. Class A	2.4%
Datadog, Inc. Class A	2.4%
Ares Management Corp. Class A	2.3%
Spotify Technology SA	2.2%
Toast, Inc. Class A	2.2%
W.W. Grainger, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022324
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$57	1.10%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 589,346,081
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,346,081
Number of Portfolio Holdings	80
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.0%
Consumer Discretionary	20.5%
Industrials	20.0%
Financials	12.3%
Health Care	11.6%
Communication Services	6.4%
Energy	2.7%
Consumer Staples	2.3%
Utilities	1.6%
Materials	0.6%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.3%
Axon Enterprise, Inc.	2.8%
Cencora, Inc.	2.5%
ROBLOX Corp. Class A	2.5%
Cloudflare, Inc. Class A	2.4%
Datadog, Inc. Class A	2.4%
Ares Management Corp. Class A	2.3%
Spotify Technology SA	2.2%
Toast, Inc. Class A	2.2%
W.W. Grainger, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022322
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$47	0.94%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 78,923,320
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$78,923,320
Number of Portfolio Holdings	368
Portfolio Turnover Rate	40%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	38.9%
Mortgage-Backed Securities	30.7%
Asset-Backed Securities	23.6%
Loan Assignments	2.4%
Short-Term Investments	4.7%
Liabilities Less Other Assets	(0.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.6%
Federal National Mortgage Association	4.3%
Federal National Mortgage Association Connecticut Avenue Securities	4.2%
Trestles CLO Ltd.	3.0%
RR 29 Ltd.	2.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.0%
Bank of America Corp.	1.6%
Citigroup, Inc.	1.6%
OCP CLO Ltd.	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022326
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$52	1.06%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 121,577,801
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$121,577,801
Number of Portfolio Holdings	71
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.0%
Industrials	20.6%
Consumer Discretionary	9.8%
Financials	9.0%
Energy	8.6%
Utilities	8.0%
Health Care	5.4%
Real Estate	4.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.8%
CenterPoint Energy, Inc.	2.7%
Aptiv PLC	2.5%
Gates Industrial Corp. PLC	2.5%
Teledyne Technologies, Inc.	2.5%
Ciena Corp.	2.4%
Hewlett Packard Enterprise Co.	2.4%
L3Harris Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Pure Storage, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022327
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$61	1.25%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 121,577,801
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$121,577,801
Number of Portfolio Holdings	71
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.0%
Industrials	20.6%
Consumer Discretionary	9.8%
Financials	9.0%
Energy	8.6%
Utilities	8.0%
Health Care	5.4%
Real Estate	4.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.8%
CenterPoint Energy, Inc.	2.7%
Aptiv PLC	2.5%
Gates Industrial Corp. PLC	2.5%
Teledyne Technologies, Inc.	2.5%
Ciena Corp.	2.4%
Hewlett Packard Enterprise Co.	2.4%
L3Harris Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Pure Storage, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022328
Shareholder Report [Line Items]
Fund Name	Quality Equity Portfolio (formerly known as Sustainable Equity Portfolio)
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.87%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 873,985,112
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$873,985,112
Number of Portfolio Holdings	43
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.3%
Financials	27.0%
Consumer Discretionary	14.2%
Health Care	8.8%
Industrials	8.4%
Communication Services	7.3%
Consumer Staples	2.6%
Energy	1.2%
Materials	1.1%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.9%
Amazon.com, Inc.	9.8%
Alphabet, Inc. Class A	7.3%
Interactive Brokers Group, Inc. Class A	5.7%
Berkshire Hathaway, Inc. Class B	5.0%
Mastercard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.8%
Kyndryl Holdings, Inc.	3.8%
Applied Materials, Inc.	3.1%
Progressive Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000035621
Shareholder Report [Line Items]
Fund Name	Quality Equity Portfolio (formerly known as Sustainable Equity Portfolio)
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$57	1.12%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
AssetsNet	$ 873,985,112
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$873,985,112
Number of Portfolio Holdings	43
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.3%
Financials	27.0%
Consumer Discretionary	14.2%
Health Care	8.8%
Industrials	8.4%
Communication Services	7.3%
Consumer Staples	2.6%
Energy	1.2%
Materials	1.1%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.9%
Amazon.com, Inc.	9.8%
Alphabet, Inc. Class A	7.3%
Interactive Brokers Group, Inc. Class A	5.7%
Berkshire Hathaway, Inc. Class B	5.0%
Mastercard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.8%
Kyndryl Holdings, Inc.	3.8%
Applied Materials, Inc.	3.1%
Progressive Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.